Consolidated Statements of Cash Flows $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)
CASH FLOWS FROM OPERATING ACTIVITIES
Profit before income tax	$ 51,303,096	$ 1,635,419	$ 41,733,373	$ 42,611,823
Adjustments for:
Depreciation expense	63,607,075	2,027,640	55,995,198	54,195,380
Amortization expense	3,832,762	122,179	3,820,014	3,906,483
Net gain on fair value change of financial assets and liabilities at fair value through profit or loss	(340,984)	(10,870)	(9,832,900)	(1,860,511)
Finance costs	7,503,269	239,186	6,777,032	6,272,086
Interest income	(1,879,685)	(59,920)	(1,883,518)	(1,513,407)
Dividend income	(119,634)	(3,814)	(194,812)	(256,160)
Share-based compensations	2,481,787	79,113	2,188,600	742,890
Share of profit of associates and joint ventures	(815,990)	(26,012)	(896,702)	(1,080,600)
Gain on disposal of property, plant and equipment	(809,950)	(25,819)	(208,980)	(161,761)
Gain on disposal of investments accounted for using the equity method	(15,310)	(488)	(20,952)	(55,795)
Impairment loss recognized on financial assets	236,942	7,553	195,455	108,443
Impairment loss recognized on non-financial assets	816,424	26,026	603,756	3,536,506
Gain on disposal of subsidiary	0	0	0	(529,721)
Gain on bargain purchase	0	0	(76,715)	0
Net loss (gain) on foreign currency exchange	(2,005,284)	(63,924)	3,377,808	10,127
Others	(72,453)	(2,310)	(65,671)	34,888
Changes in operating assets and liabilities
Financial assets mandatorily classified as at fair value through profit or loss	7,875,427	251,050	7,767,363	8,453,963
Contract assets	(1,927,795)	(61,453)	(540,241)	631,097
Trade receivables	(11,899,300)	(379,321)	(14,331,791)	15,868,810
Other receivables	851,315	27,138	1,068,459	348,614
Inventories	(8,515,201)	(271,444)	1,781,135	25,401,815
Other current assets	(872,015)	(27,798)	(620,913)	(292,294)
Other financial assets	686,757	21,892	1,009,130	(718,946)
Other operating assets	(18,486)	(589)	181,390	92,135
Financial liabilities held for trading	(5,719,744)	(182,332)	(2,966,792)	(3,619,901)
Trade payables	10,498,543	334,668	7,694,702	(9,037,355)
Other payables	4,638,266	147,857	1,540,330	(8,281,769)
Other current liabilities	3,535,163	112,693	95,790	(877,245)
Other operating liabilities	31,961,760	1,018,864	(387,660)	(182,534)
Cash generated from operations	154,816,755	4,935,184	103,801,888	133,747,061
Interest received	1,801,128	57,416	1,811,676	1,479,507
Dividend received	610,201	19,452	665,916	668,883
Interest paid	(7,870,200)	(250,883)	(6,419,091)	(5,998,956)
Income tax paid	(7,108,597)	(226,605)	(9,072,635)	(15,474,646)
Net cash generated from operating activities	142,249,287	4,534,564	90,787,754	114,421,849
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of financial assets at fair value through other comprehensive income	(478,350)	(15,249)	(13,560)	(184,355)
Proceeds from sale of financial assets at fair value through other comprehensive income	0	0	405	0
Return of capital from financial assets at fair value through other comprehensive income	32,675	1,042	184,050	188,347
Acquisition of associates accounted for using the equity method	0	0	(14,700)	(2,259,757)
Proceeds from disposal of investments accounted for using the equity method	0	0	0	489,329
Net proceeds outflow on acquisition of subsidiaries	(258,554)	(8,242)	(1,627,074)	(1,224,183)
Net proceeds from disposal of subsidiary (Note 30)	0	0	0	2,093,700
Payments for property, plant and equipment	(164,642,502)	(5,248,406)	(79,521,938)	(54,158,229)
Proceeds from disposal of property, plant and equipment	2,493,114	79,474	908,053	475,326
Payments for intangible assets	(1,017,558)	(32,437)	(1,567,300)	(395,651)
Proceeds from disposal of intangible assets	10,022	319	10,177	9,901
Payments for right-of-use assets	(188,303)	(6,003)	(593,496)	(35,851)
Payments for investment properties	(33,260)	(1,060)	(15,145)	(35,304)
Proceeds from disposal of investment properties	0	0	34	0
Increase in other financial assets	(2,645,136)	(84,321)	(1,686,349)	(485,132)
Decrease in other financial assets	1,120,247	35,711	1,530,701	226,397
Increase in other non-current assets	(511,749)	(16,313)	(473,350)	(294,680)
Decrease in other non-current assets	475,095	15,145	140,976	80,668
Income tax paid	0	0	(1,170,149)	0
Other investing activities items	0	0	0	387,480
Net cash used in investing activities	(165,644,259)	(5,280,340)	(83,908,665)	(55,121,994)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from short-term borrowings	0	0	0	3,231,840
Repayment of short-term borrowings	(5,839,428)	(186,147)	(4,514,729)	0
Proceeds from short-term bills payable	2,198,419	70,080	0	2,787,340
Repayment of short-term bills payable	0	0	(2,787,340)	0
Proceeds from bonds offering	4,376,855	139,524	1,035,014	2,426,634
Repayment of bonds payable	(15,000,000)	(478,164)	(13,902,400)	(5,000,000)
Proceeds from long-term borrowings	459,416,458	14,645,089	244,731,255	286,268,360
Repayment of long-term borrowings	(378,109,527)	(12,053,220)	(208,074,986)	(300,531,590)
Repayment of the principle portion of lease liabilities	(1,063,297)	(33,895)	(1,547,291)	(1,136,666)
Dividends paid	(23,033,989)	(734,268)	(22,459,417)	(37,840,609)
Proceeds from exercise of employee share options	3,480,455	110,948	1,103,058	1,175,260
Decrease in non-controlling interests	(1,157,064)	(36,884)	(872,613)	(484,348)
Other financing activities items	254	8	18,243	2,740
Net cash generated from (used in) financing activities	45,269,136	1,443,071	(7,271,206)	(49,101,039)
EFFECTS OF EXCHANGE RATE CHANGES ON THE BALANCE OF CASH AND CASH EQUIVALENTS HELD IN FOREIGN CURRENCY	(5,898,137)	(188,018)	9,600,423	(954,692)
NET INCREASE IN CASH AND CASH EQUIVALENTS	15,976,027	509,277	9,208,306	9,244,124
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE YEAR	76,492,824	2,438,407	67,284,518	58,040,394
CASH AND CASH EQUIVALENTS AT THE END OF THE YEAR	$ 92,468,851	$ 2,947,684	$ 76,492,824	$ 67,284,518